As filed with the Securities and Exchange Commission on February 16, 2017

File No. 333-175410
File No. 811-22578

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.
Post-Effective Amendment No. 11	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 14	[X]

VERICIMETRY FUNDS
(Exact name of Registrant as Specified in Charter)

1968 North Lake Avenue, #303
Altadena, CA 91001
 (Address of Principal Executive Office)
(805) 570-1086
(Registrant's Telephone Number, including Area Code)

Mendel Fygenson President
Vericimetry Funds
1968 North Lake Avenue, #303
Altadena, CA 91001
(Name and address of agent for Service)

Copies of Communications to:
Michael V. Wible
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to Rule 485(b).
[X]	on February 16, 2017 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Altadena, State of California, on this 16th day of February 2017.

VERICIMETRY FUNDS

By:	/s/ Mendel Fygenson
Name:	Dr. Mendel Fygenson
Title:	Chairman, President, Secretary, & Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Name	Title	Date

/s/ Mendel Fygenson	Chairman, President, Secretary & Trustee	February 16, 2017
Dr. Mendel Fygenson

/s/ Chrislynn Freed	Treasurer	February 16, 2017
Chrislynn Freed

Trustees

Brian K. Wing*	Trustee	February 16, 2017
Brian K. Wing

Chad Lasdon*	Trustee	February 16, 2017
Chad Lasdon

Paul Karapetian*	Trustee	February 16, 2017
Paul Karapetian

*By	/s/ Mendel Fygenson

Dr. Mendel Fygenson, pursuant to Powers of Attorney, previously filed with Post-Effective Amendment No.9 and Post-Effective Amendment No. 10 to the Registrant's Registration Statement and incorporated herein by reference.

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Exhibit Index

Exhibit No.	Description of Exhibits
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

SK 27340 0002 1356909

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